BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic and diluted net income per common share (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Net income	$ 1,191,840		$ (1,000)	$ 1,910,487
Denominator
Basic weighted average shares outstanding	15,812,500	2,750,000	2,750,000	7,732,021
Diluted weighted average shares outstanding	15,812,500	2,750,000	2,750,000	7,991,952
Basic net income per common share	$ 0.08	$ 0.00	$ 0.00	$ 0.25
Diluted net income per common share	$ 0.08	$ 0.00	$ 0.00	$ 0.24